Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.

                             Please print or type.

1.    Name and address of issuer:      American Pension Investors Trust
                                       2303 Yorktown Avenue
                                       Lynchburg, VA  24501


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2.    Name of each series or class of funds for which this notice is filed:

      Growth Fund
      T-1 Treasury Trust
      Capital Income Fund
      Yorktown Classic Value Trust
      Yorktown Value Income Trust
      Multiple Index Trust
      Treasuries Trust


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3.    Investment Company Act File Number:  811-4262

      Securities Act File Number:  2-96538


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4.    Last day of fiscal year for which this notice is filed:

      May 31, 1997


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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [  ]


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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7.    Number and amount of securities of the same class or series which had been registered under the Securities act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                                                                       None



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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                       None


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9.    Number and aggregate sale price of securities sold during the fiscal year:

      The number of securities sold during the fiscal year is 2,339,808. The aggregate sale price of securities sold during the fiscal year is $28,791,138.


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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      The number of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is 2,339,808. The aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is $28,791,138.


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11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                        0


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12.   Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


                 $28,791,138

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable);


                 +          0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                -$24,984,674

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                 +    0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                $ 3,806,464

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                 x     1/3300

      (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:


$ 1,153.47



Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: July 28, 1997


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Charles D. Foster
                                     ---------------------
                                     Charles D. Foster, Chief Financial Officer


Date  July 29, 1997

*  Please print the name and Title of the signing officer below the signature.


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                            Reply to Richmond Office
                                 P.O. Box 1998
                         Richmond, Virginia  23218-1998

                          Direct Dial: (804) 783-7219



                                 July 29, 1997


American Pension Investors Trust
2303 Yorktown Avenue
Lynchburg, VA  24501

Gentlemen:

     We have examined the Declaration of Trust of American Pension Investors Trust, a Massachusetts business trust (the "Fund"), and the Bylaws of the Fund. We have examined (i) the Fund's Post-Effective Amendment Number 26 (under the Securities Act of 1933, as amended) to its Registration Statement on Form N-1A,
(ii) the Rule 24f-2 Notice on Form 24F-2 for the Fund for the fiscal year ended May 31, 1997, and (iii) Auditors' Reports of Coopers & Lybrand L.L.P., dated June 13, 1997, with respect to the financial condition of American Pension Investors Trust: (a) Growth Fund, (b) T-1 Treasury Trust (formerly, the Global Income Fund and prior to that the U.S. Government Intermediate Fund), (c) Capital Income Fund (formerly, the Income Fund and prior to that the Investment Grade Securities Fund and (d) the Yorktown Classic Value Trust. On February 18, 1997, the Fund filed an Amendment to its Declaration of Trust, which created two additional classes of shares, the Multiple Index Trust and the Treasuries Trust. In addition, we have relied upon representations of the Fund with respect to matters relevant to the opinion expressed herein.

     The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. On May 31, 1997, the Fund had seven funds represented by seven classes of shares as follows: (a) the Growth Fund, (b) the T-1 Treasury Trust (formerly, the Global Income Fund and prior to that the U.S. Government Intermediate Fund), (c) the Capital Income Fund (formerly, the Income Fund and prior to that the Investment Grade Securities Fund), (d) the Yorktown Classic Value Trust, (e) the Yorktown Value Income Trust, (f) the Multiple Index Trust and (g) the Treasuries Trust. (All of the shares of the Fund allocated to each of the aforementioned funds are hereinafter referred to collectively as the "Shares.")

     The Fund has filed with the Securities and Exchange Commission of the United States an election to register an indefinite number of shares pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Election"). You have advised us that each year during which Shares, including any Shares


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reinvested from net income distributions, are sold pursuant to the Election, the
Fund will timely file a notice pursuant to said Rule 24f-2 on Form 24F-2, perfecting the registration of the Shares, including any Shares reinvested from net income distributions, sold by the Fund during each fiscal year in which the Election remains in effect. In connection with the Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended May 31, 1997, you have requested that we provide you with the opinion contained herein.

     Based solely upon the foregoing information and examination, we are of the opinion, as of the date hereof, that the Shares of the Fund, the registration of which the Fund's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended May 31, 1997, makes definite in number, were legally issued, fully paid and non-assessable.

     We hereby consent to the use of this opinion with the filing by direct transmission of the Rule 24f-2 Notice on Form 24F-2.

                          Very truly yours,

                          SANDS, ANDERSON, MARKS & MILLER,
                          a Professional Corporation



                          By:  /s/ Daniel M. Siegel
                               --------------------
                               Vice President